INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	December 31,
	2021	2022
	SGD’000	SGD’000
Raw materials	1,980	9,065
Work-in-progress	516	2,078
Finished goods	61	749
Total inventory, net	2,557	11,892